10-K Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income (loss)	$ 116,220	$ 129,755	$ 147,325
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	117,798	100,974	89,626
Deferred income taxes	2,078	32,858	1,753
Provision for credit losses	538	48	1,158
Amortization of debt issuance costs	483	402	403
Employee stock-based compensation costs	1,272	1,852	1,781
Pension and postretirement benefit plan net periodic benefit cost	1,306	1,092	1,502
Unrealized (gains) losses on investments	2,525	(1,632)	(2,844)
Gains on sales of assets	(14,092)	(6,638)	(6,116)
Equity in (loss) earnings of unconsolidated affiliates	438	(373)	75
Changes in current assets and liabilities, net of acquisitions:
Receivables	(32,506)	15,357	7,902
Due from related-party	(8,004)	2,889	(7,021)
Inventories	(31,033)	(42,441)	(11,288)
Other current assets	44	(4,574)	1,252
Accounts payable	17,489	(13,899)	(10,662)
Due to related-party	3,578	(957)	(799)
Other current liabilities	21,417	(21,011)	12,855
Pension and postretirement benefit plan contributions	(426)	(392)	(348)
Other noncurrent changes	8,319	(12,070)	5,850
Net cash used in operating activities	207,444	181,240	232,404
Investing activities:
Capital expenditures	(178,162)	(174,229)	(135,870)
Acquisitions, net of cash acquired	1,745	(235,218)	(56,681)
Net proceeds from sale or disposition of property and other	22,878	12,017	8,205
Investments	(2,339)	(837)	(1,509)
Net cash used in investing activities	(155,878)	(398,267)	(185,855)
Financing activities:
Issuance of current related-party notes, net	208,000	0	0
Repayment of long-term debt	(298)	(221)	(227)
Debt issuance costs	(807)	0	(28)
Issuance (repayment) of long-term related-party notes, net	(207,007)	281,983	(2,262)
Net transfers to Parent	(55,212)	(57,959)	(45,430)
Net cash provided by financing activities	(55,324)	223,803	(47,947)
Increase (decrease) in cash, cash equivalents and restricted cash	(3,758)	6,776	(1,398)
Cash, cash equivalents and restricted cash -- beginning of year	13,848	7,072	8,470
Cash, cash equivalents and restricted cash -- end of period	$ 10,090	$ 13,848	$ 7,072